Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Balance at beginning of the year	18,046	33,572	37,620	5,418
Additions	20,920	10,160	—	—
Recognized as a reduction of depreciation expense	(5,394)	(6,112)	(6,627)	(954)

Balance at end of the year	33,572	37,620	30,993	4,464